Client Name:
Client Project Name:	STAR 2020-INV1 J12260
Start - End Dates:	4/7/2016 - 9/23/2020
Deal Loan Count:	1,044

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	1
Credit	Legal Documents	CRDLGL988	Loan File is Missing or Contains Insufficient Documentation for Basic Review	1
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	8
Credit	Terms/Guidelines	CRDTER146	Missing lender's loan approval/underwriting form	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	13
Credit	Terms/Guidelines	CRDTER3124	Loan documents do not meet guideline requirements	4
Credit	Terms/Guidelines	CRDTER3930	Maximum PTI exceeding limits per guidelines	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	30
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	2
Credit	Title	CRDTIL100	Potential title issue	3
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	6
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	2
Total				81

©2020 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.